MAJOR CUSTOMERS (Details) (Customer)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total revenue | Maximum
Concentration of Credit Risk
Percentage of concentration risk	10.00%	10.00%	10.00%
Accounts receivable | First customer
Concentration of Credit Risk
Percentage of concentration risk	7.00%	5.00%
Accounts receivable | Second customer
Concentration of Credit Risk
Percentage of concentration risk	6.00%	4.00%